SCHEDULE OF FUTURE CONTRACTUAL LEASE PAYMENTS (Details) $ in Thousands	Dec. 31, 2025 SGD ($)
Right of Use Assets
2026	$ 5
2027 – 2030	8
2026	(1)
Present value of lease liabilities – Right of Use Assets	12
Current liabilities – Right of Use Assets	4
Non-current liabilities – Right of Use Assets	8
Operating lease liabilities – Right of Use Assets	12
Hire Purchase
2026	7,130
2027 – 2030	7,900
2026	(528)
2027 onwards	(350)
Present value of lease liabilities – Hire Purchase	14,152
Current liabilities – Hire Purchase	6,602
Non-current liabilities – Hire Purchase	7,550
Finance lease liabilities – Hire Purchase	14,152
Current liabilities	6,606
Non-current liabilities	7,558
Lease liabilities	$ 14,164